Prepaid expenses (Tables)	9 Months Ended
Sep. 30, 2022
Prepaid expenses
Schedule of prepaid expenses

	September 30, 2022	December 31, 2021
Solo deposit	$10,731,551	$4,734,914
Battery cell deposit	4,430,130	6,121,372
Battery deposit	100,207	100,207
Parts deposit	94,627	227,366
Prepaid insurance	98,390	2,027,001
Prepaid rent and security deposit	501,957	444,976
Other prepaid expenses	1,130,811	772,281
	$17,087,673	$14,428,117